Vanguard LifeStrategy Growth Fund Expense Example - Retail Prospectus [Member] - Vanguard LifeStrategy Growth Fund - Investor Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	56
Expense Example, with Redemption, 10 Years	$ 128